STATEMENT OF CASH FLOWS - Schedule of dividends paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental Cash Flow Information [Line Items]
Total dividends paid	$ (174,838)	$ 0	$ 0
Latam Airlines Group S.A.
Supplemental Cash Flow Information [Line Items]
Total dividends paid	(174,549)	0	0
Transportes Aéreos del Mercosur S.A
Supplemental Cash Flow Information [Line Items]
Total dividends paid	$ (289)	$ 0	$ 0